Significant Transactions (Details 4) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Significant Transactions [Abstract]
Revenues	$ 3,790	$ 4,130	$ 13,584	$ 12,220
Net loss	$ (4,686)	$ (4,185)	$ (20,589)	$ (15,884)